UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21137
Nuveen Quality Preferred Income Fund 2
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 2 (JPS)
September 30, 2006

Shares	Description (1)	Coupon	Ratings (2)	Value

	Convertible Preferred Securities - 0.2% (0.1% of Total Investments)

	Insurance - 0.2%

118,000	XL Capital Ltd	6.500%	A2	$2,678,600

	Total Convertible Preferred Securities (cost $2,824,775)			2,678,600

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or similar) Preferred Securities - 81.1% (57.1% of Total Investments)

	Automobiles - 0.0%

1,400	Daimler Chrysler, Series DCX (CORTS)	8.250%	A3	$35,000
4,300	Daimler Chrysler, Series DCX (CORTS)	7.500%	A3	102,899
3,000	Daimler Chrysler, Series DCX (CORTS)	6.875%	A3	67,800
3,400	DaimlerChrysler AG (CORTS)	7.875%	Baa1	85,442
23,300	DaimlerChrysler Corp. (PPLUS)	7.250%	A3	580,170

	Total Automobiles			871,311

	Capital Markets - 5.1%

68,324	Bear Stearns Capital Trust III	7.800%	A2	1,750,461
19,200	BNY Capital Trust IV, Series E	6.875%	A1	484,032
45,288	BNY Capital Trust V, Series F	5.950%	A-	1,091,441
399,525	Compass Capital Trust III	7.350%	A3	10,016,092
28,600	CSFB USA, Series 2002-10 (SATURNS)	7.000%	AA-	733,590
8,300	Goldman Sachs Capital I (CORTS)	6.000%	A1	196,378
3,700	Goldman Sachs Capital I, Series A (CORTS)	6.000%	A1	86,025
3,500	Goldman Sachs Group Inc., Series 2003-11 (SATURNS)	5.625%	Aa3	77,525
15,700	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A1	371,148
4,600	Goldman Sachs Group Inc., Series 2004-06 (SATURNS)	6.000%	A1	106,352
10,300	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	239,166
2,800	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	A1	64,400
6,100	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%	Aa3	138,165
4,300	Goldman Sachs Group Incorporated (SATURNS)	5.750%	Aa3	97,524
324,900	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2	8,057,520
102,900	Lehman Brothers Holdings Capital Trust IV, Series L	6.375%	A2	2,598,225
60,300	Lehman Brothers Holdings Capital Trust V, Series M	6.000%	A2	1,468,305
121,700	Merrill Lynch Capital Trust II	8.000%	A1	3,128,907
219,500	Merrill Lynch Preferred Capital Trust III	7.000%	A1	5,566,520
142,300	Merrill Lynch Preferred Capital Trust IV	7.120%	A1	3,625,804
241,000	Merrill Lynch Preferred Capital Trust V	7.280%	A-	6,176,830
107,900	Merrill Lynch Preferred Capital Trust	7.750%	A1	2,733,107
53,600	Morgan Stanley (PPLUS)	7.050%	Aa3	1,342,680
168,008	Morgan Stanley Capital Trust II	7.250%	A1	4,267,403
430,350	Morgan Stanley Capital Trust III	6.250%	A1	10,612,431
380,900	Morgan Stanley Capital Trust IV	6.250%	A1	9,332,050
51,100	Morgan Stanley Capital Trust V	5.750%	A+	1,189,608
495,300	Morgan Stanley Capital Trust VI	6.600%	A-	12,521,184
3,200	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)	7.650%	Baa1	81,952

	Total Capital Markets			88,154,825

	Commercial Banks - 11.6%

119,000	ABN AMRO Capital Fund Trust V	5.900%	A	2,832,200
7,000	ABN AMRO Capital Trust Fund VII	6.080%	A	171,640
159,760	ASBC Capital I	7.625%	Baa1	4,037,135
267,551	Banco Santander	6.410%	A2	6,849,306
54,100	Banco Totta & Acores Finance, Series A	8.875%	A3	1,350,812
17,900	BancorpSouth Capital Trust I	8.150%	Baa2	450,543
731,000	Banesto Holdings, Series A, 144A	10.500%	A2	22,478,250
757,100	Bank of America Corporation, Series D	6.204%	A1	19,321,192
204,700	Bank One Capital Trust VI	7.200%	A1	5,199,380
67,200	BankNorth Capital Trust II	8.000%	A3	1,699,488
27,412	Barclays Bank PLC	6.625%	Aa3	710,245
605,000	Capital One Capital II Corporation	7.500%	Baa2	15,881,250
122,800	Chittenden Capital Trust I	8.000%	Baa1	3,131,400
354,000	Citizens Funding Trust I (WI/DD, Settling 10/03/06)	7.500%	Baa2	8,913,720
225,500	Cobank ABC, 144A, (3)	7.000%	N/R	12,330,791
268,700	Comerica Capital Trust I	7.600%	A3	6,749,744
379,700	HSBC Finance Corporation	6.875%	AA-	9,739,305
48,400	KeyCorp (PCARS)	7.500%	A3	1,239,524
8,667	KeyCorp Capital Trust V	5.875%	A3	203,675
34,398	Keycorp Capital VIII	7.000%	A3	883,169
277,700	National Commerce Capital Trust II	7.700%	A1	6,981,378
5,000	National Westminster Bank PLC	7.760%	Aa3	128,500
3,800	PNC Capital Trust	6.125%	BBB+	92,150
596,876	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	15,100,963
237,700	SunTrust Capital Trust IV	7.125%	A1	5,978,155
162,700	SunTrust Capital Trust V	7.050%	A1	4,091,905
333,800	USB Capital Trust IV	7.350%	Aa3	8,461,830
141,600	USB Capital Trust V	7.250%	Aa3	3,564,072
63,300	USB Capital Trust VI	5.750%	Aa3	1,451,469
118,600	USB Capital Trust VII	5.875%	Aa3	2,771,682
92,300	VNB Capital Trust I	7.750%	Baa1	2,322,268
38,900	Wells Fargo Capital Trust IV	7.000%	Aa2	983,781
55,900	Wells Fargo Capital Trust IX	5.625%	Aa2	1,283,464
308,100	Wells Fargo Capital Trust V	7.000%	Aa2	7,764,120
41,100	Wells Fargo Capital Trust VI	6.950%	A+	1,033,665
45,975	Wells Fargo Capital Trust VII	5.850%	Aa2	1,099,262
578,650	Zions Capital Trust B	8.000%	BBB-	14,894,451

	Total Commercial Banks			202,175,884

	Computers & Peripherals - 0.1%

4,000	IBM Corporation, Class A (CORTS)	5.625%	A+	91,680
5,700	IBM Inc., Series 2001-1 (SATURNS)	7.125%	A+	145,892
11,700	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	299,286
21,000	IBM Trust II (CORTS)	7.125%	A+	538,020
48,300	IBM Trust III (CORTS)	7.200%	A+	1,235,031

	Total Computers & Peripherals			2,309,909

	Consumer Finance - 0.9%

73,600	Household Capital Trust VII	7.500%	A1	1,860,608
480,800	HSBC Finance Corporation	6.360%	A	12,404,640
24,350	SLM Corporation	6.000%	A	587,322

	Total Consumer Finance			14,852,570

	Diversified Financial Services - 8.2%

463,760	BAC Capital Trust XII	6.875%	Aa3	11,960,370
163,700	CIT Group Inc., Series A, (3)	6.350%	BBB+	4,225,097
40,800	CIT Group Incorporated (CORTS)	7.750%	A3	1,070,796
5,960	Citigroup Capital Trust IX	6.000%	Aa2	145,245
586,725	Citigroup Capital Trust VIII	6.950%	Aa2	14,738,532
28,500	Citigroup Capital Trust XI	6.000%	Aa2	691,125
80,575	Citigroup Capital XIV	6.875%	Aa2	2,067,555
758	Citigroup Capital XV	6.500%	Aa3	19,327,929
11,000	Citigroup, Series CIT (CORTS)	6.750%	A3	273,900
3,900	General Electric Capital Corporation (CORTS)	6.000%	AAA	94,185
12,400	ING Group N.V.	6.125%	A	307,644
1,523,600	ING Group N.V.	7.200%	A	39,095,576
1,445,555	ING Group N.V.	7.050%	A	36,688,186
2,700	ING Group N.V.	6.200%	A	67,527
92,500	JPM Capital Trust (CORTS)	7.200%	A1	2,357,825
10,600	JPMorgan Chase & Company (PCARS)	7.125%	A2	269,664
323,000	JPMorgan Chase Capital Trust IX, Series I	7.500%	A1	8,210,660
52,900	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)	7.125%	A1	1,337,841

	Total Diversified Financial Services			142,929,657

	Diversified Telecommunication Services - 0.7%

116,999	AT&T Inc.	7.000%	A	2,946,035
17,500	BellSouth Capital Funding (CORTS)	7.100%	A	440,125
42,100	BellSouth Corporation (CORTS)	7.000%	Aa3	1,066,393
16,300	BellSouth Corporation, Series 2001-3 (SATURNS)	7.125%	A	409,701
16,200	BellSouth Corporation, Series BLS (CORTS)	7.000%	A	406,458
42,600	BellSouth Corporation	7.125%	A	1,071,390
38,100	BellSouth Inc. (CORTS)	7.000%	A	966,597
29,200	BellSouth Telecommunications (PPLUS)	7.300%	A	740,220
30,600	Verizon Communications (CORTS)	7.625%	A	795,600
7,600	Verizon Communications (CORTS)	7.375%	A	194,864
70,100	Verizon Global Funding Corporation (SATURNS)	7.500%	A	1,809,982
22,100	Verizon New England Inc., Series B	7.000%	A3	561,561
13,000	Verizon South Inc., Series F	7.000%	A	329,420

	Total Diversified Telecommunication Services			11,738,346

	Electric Utilities - 5.0%

128,600	Alabama Power Company, (3)	5.830%	BBB+	3,189,280
17,200	Consolidated Edison Company of New York Inc.	7.500%	A1	430,688
2,800	Consolidated Edison, Inc.	7.250%	A-	70,840
27,400	DTE Energy Trust I	7.800%	BB+	698,426
4,200	Entergy Arkansas Inc.	6.700%	AAA	105,630
57,650	Entergy Louisiana LLC	7.600%	A-	1,455,663
1,299,100	Entergy Mississippi Inc.	7.250%	A-	33,133,546
1,700	Georgia Power Capital Trust VII	5.875%	A3	40,205
12,700	Georgia Power Capital Trust V	7.125%	BBB+	320,040
59,500	Georgia Power Company	5.900%	A	1,439,900
940,400	Interstate Power and Light Company, Series B, (3)	8.375%	Baa2	29,387,500
30,200	National Rural Utilities Cooperative Finance Corporation	7.400%	A3	765,570
7,700	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	187,880
22,600	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	523,416
331,800	PPL Energy Supply LLC	7.000%	BBB	8,533,498
2,600	Southern Company Capital Trust I (CORTS)	8.190%	BBB+	68,822
3,900	Southern Company Capital Trust I (CORTS)	7.375%	BBB+	98,748
265,500	Virginia Power Capital Trust	7.375%	BB+	6,770,250

	Total Electric Utilities			87,219,902

	Food Products - 0.5%

88,000	Dairy Farmers of America Inc., 144A, (3)	7.875%	BBB-	8,734,000

	Household Durables - 0.7%

486,240	Pulte Homes Inc.	7.375%	BBB	12,569,304

	Industrial Conglomerates - 0.0%

9,200	General Electric Company, Series GE (CORTS)	6.800%	AAA	232,392

	Insurance - 19.1%

1,214,900	Ace Ltd., Series C	7.800%	Baa2	31,526,655
1,500	Aegon N.V.	6.875%	A-	38,730
93,100	Aegon N.V.	6.500%	A-	2,361,947
2,129,500	Aegon N.V.	6.375%	A-	53,855,054
20,200	AMBAC Financial Group Inc.	7.000%	AA	505,000
63,400	AMBAC Financial Group Inc.	5.950%	AA	1,535,548
9,100	AMBAC Financial Group Inc.	5.875%	AA	217,854
8,400	Arch Capital Group Limited, Series B	7.785%	Baa3	217,140
989,383	Arch Capital Group Limited	8.000%	Baa3	26,317,588
479,357	Delphi Financial Group, Inc.	8.000%	BBB	12,556,757
1,702,521	EverestRe Group Limited	7.850%	Baa1	43,822,891
62,600	Financial Security Assurance Holdings	6.875%	AA	1,570,008
710,100	Financial Security Assurance Holdings	6.250%	AA	17,709,894
369,700	Hartford Capital Trust III, Series C	7.450%	A3	9,257,288
54,300	Lincoln National Capital Trust VI	6.750%	A-	1,376,505
12,500	Lincoln National Corporation	6.750%	A-	317,625
501,300	Markel Corporation	7.500%	BBB-	12,768,111
646,320	PartnerRe Limited, Series C	6.750%	BBB+	16,248,485
27,400	PartnerRe Limited, Series D	6.500%	BBB+	682,260
301,581	PartnerRe Limited	7.900%	A3	7,560,636
108,700	PLC Capital Trust III	7.500%	BBB+	2,751,197
453,940	PLC Capital Trust IV	7.250%	BBB+	11,443,827
21,500	PLC Capital Trust V	6.125%	BBB+	509,550
90,700	Protective Life Corporation	7.250%	BBB	2,335,525
6,900	Prudential Financial Inc. (CORTS)	6.000%	A	160,770
223,000	Prudential PLC	6.750%	A	5,679,810
324,060	RenaissanceRe Holdings Limited, Series A	8.100%	BBB+	8,185,756
145,800	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	3,682,908
20,200	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	448,844
24,000	Safeco Capital Trust I (CORTS)	8.750%	Baa2	695,160
6,600	Safeco Capital Trust III (CORTS)	8.072%	Baa2	168,993
2,300	Safeco Capital Trust IV (CORTS)	8.375%	Baa2	63,825
2,600	Safeco Corporation, Series 2001-7 (SATURNS)	8.250%	Baa2	66,846
8,500	Safeco Corporation, Series 2002-5 (SATURNS)	8.250%	Baa2	219,513
147,900	Saint Paul Capital Trust I	7.600%	Baa1	3,761,097
130,400	Torchmark Capital Trust I	7.750%	A-	3,260,000
8,300	Torchmark Capital Trust II	7.750%	A-	212,397
23,900	W.R. Berkley (CORTS)	8.250%	BBB-	612,557
27,900	W.R. Berkley Capital Trust, Series 2002-1 (CBTCS)	8.125%	BBB-	285,138
711,146	W.R. Berkley Corporation	6.750%	BBB-	17,629,309
572,200	XL Capital Ltd, Series A	8.000%	Baa1	14,568,212
607,617	XL Capital Ltd, Series B	7.625%	Baa1	15,530,691

	Total Insurance			332,717,901

	IT Services - 0.0%

16,100	Vertex Industries Inc. (PPLUS)	7.625%	A	412,643

	Media - 2.1%

178,000	CBS Corporation	7.250%	BBB	4,467,800
10,500	Comcast Corporation	7.000%	BBB+	269,063
1,261,514	Comcast Corporation	7.000%	BBB+	32,089,762
1,800	Walt Disney Company (CORTS)	6.875%	A-	45,216
18,200	Walt Disney Company	7.000%	A-	461,916

	Total Media			37,333,757

	Multi-Utilities - 0.2%

119,400	Dominion CNG Capital Trust I	7.800%	Baa2	3,036,342
44,100	Dominion Resources Capital Trust II	8.400%	Baa3	1,118,376

	Total Multi-Utilities			4,154,718

	Oil, Gas & Consumable Fuels - 1.6%

908,811	Nexen Inc.	7.350%	Baa3	23,356,443
147,400	TransCanada Pipeline	8.250%	A3	3,817,660

	Total Oil, Gas & Consumable Fuels			27,174,103

	Pharmaceuticals - 0.0%

10,800	Bristol Myers Squibb Company (CORTS)	6.250%	A+	265,356
7,500	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	186,900

	Total Pharmaceuticals			452,256

	Real Estate - 22.3%

201,379	AMB Property Corporation, Series P	6.850%	Baa2	5,084,820
95,400	AvalonBay Communities, Inc., Series H	8.700%	BBB	2,613,006
16,400	BRE Properties, Series B	8.080%	BBB-	420,824
155,943	BRE Properties, Series C	6.750%	BBB-	3,848,673
30,335	BRE Properties, Series D	6.750%	BBB-	741,387
135,925	Developers Diversified Realty Corporation, Series F	8.600%	BBB-	3,456,573
639,813	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	16,411,203
187,823	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	4,759,435
40,467	Developers Diversified Realty Corporation	7.500%	BBB-	1,027,862
298,900	Duke Realty Corporation, Series L	6.600%	BBB	7,472,500
1,400	Duke Realty Corporation, Series N	7.250%	BBB	36,400
220,650	Duke-Weeks Realty Corporation, Series B	7.990%	BBB	11,004,919
150,000	Duke-Weeks Realty Corporation	6.950%	BBB	3,822,000
5,600	Duke-Weeks Realty Corporation	6.625%	BBB	138,488
537,700	Equity Office Properties Trust, Series G	7.750%	BBB-	13,657,580
68,250	Equity Residential Properties Trust, Series D	8.600%	BBB	1,735,598
36,484	Equity Residential Properties Trust, Series N	6.480%	BBB	909,911
332,800	Federal Realty Investment Trust	8.500%	BBB-	8,469,760
446,000	First Industrial Realty Trust, Inc., Series C	8.625%	BBB-	11,738,720
279,700	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	7,034,455
1,808,525	HRPT Properties Trust, Series B	8.750%	BBB-	46,840,797
71,980	HRPT Properties Trust, Series C	7.125%	BBB-	1,839,809
199,550	New Plan Excel Realty Trust, Series D	7.800%	BBB-	10,133,408
771,600	New Plan Excel Realty Trust, Series E	7.625%	BBB-	19,706,664
1,700	Prologis Trust, Series F	6.750%	BBB	42,500
97,728	Prologis Trust, Series G	6.750%	BBB	2,443,200
108,300	PS Business Parks, Inc., Series I	6.875%	BBB-	2,639,271
110,700	PS Business Parks, Inc., Series K	7.950%	BBB-	2,900,340
401,000	PS Business Parks, Inc., Series L	7.600%	BBB-	10,283,645
5,000	PS Business Parks, Inc., Series O	7.375%	BBB-	128,282
735,970	PS Business Parks, Inc.	7.000%	BBB-	18,399,250
67,600	Public Storage Inc, Series Y	6.850%	BBB+	1,630,850
400,100	Public Storage Inc., Series I	7.250%	BBB+	10,370,592
234,300	Public Storage, Inc., Series C	6.600%	BBB+	5,766,123
36,000	Public Storage, Inc., Series D	6.180%	BBB+	846,720
38,600	Public Storage, Inc., Series E	6.750%	BBB+	971,176
72,566	Public Storage, Inc., Series F	6.450%	BBB+	1,766,982
128,300	Public Storage, Inc., Series H	6.950%	BBB+	3,249,839
344,701	Public Storage, Inc., Series K	7.250%	BBB+	8,983,770
137,065	Public Storage, Inc., Series T	7.625%	BBB+	3,445,814
114,900	Public Storage, Inc., Series U	7.625%	BBB+	2,896,629
148,000	Public Storage, Inc., Series V	7.500%	BBB+	3,757,720
2,129	Public Storage, Inc., Series X	6.450%	BBB+	52,267
7,500	Public Storage, Inc.	7.125%	BBB+	194,250
165,900	Realty Income Corporation	7.375%	BBB-	4,213,860
325,223	Regency Centers Corporation	7.450%	BBB-	8,351,727
245,800	Regency Centers Corporation	7.250%	BBB-	6,231,030
34,500	Simon Property Group, Inc., Series F	8.750%	Baa2	862,500
326,041	Simon Property Group, Inc., Series G	7.890%	BBB+	16,823,716
82,000	United Dominion Realty Trust	8.600%	BBB-	2,107,400
22,300	Vornado Realty Trust, Series F	6.750%	BBB-	551,033
213,940	Vornado Realty Trust, Series G	6.625%	BBB-	5,198,742
113,500	Vornado Realty Trust, Series H	6.750%	BBB-	2,810,260
220,250	Vornado Realty Trust, Series I	6.625%	BBB-	5,363,088
2,489,300	Wachovia Preferred Funding Corporation	7.250%	A2	69,526,144
158,600	Weingarten Realty Trust, Series E	6.950%	A-	4,044,300

	Total Real Estate			389,757,812

	Thrifts & Mortgage Finance - 1.6%

17,500	Countrywide Capital Trust II, Series II (CORTS)	8.000%	BBB+	447,125
1,051,100	Countrywide Capital Trust IV	6.750%	BBB+	26,372,099
17,700	Harris Preferred Capital Corporation, Series A	7.375%	A1	444,447

	Total Thrifts & Mortgage Finance			27,263,671

	Wireless Telecommunication Services - 1.4%

939,840	United States Cellular Corporation	8.750%	A-	25,084,330

	Total $25 Par (or similar) Preferred Securities (cost $1,367,312,408)			1,416,139,291

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities - 58.0% (40.7% of Total Investments)

	Capital Markets - 7.6%

15,000	Ahmanson Capital Trust I, 144A	8.360%	12/01/26	Baa1	$15,661,380
1,465	Bank of New York Capital I, Series B	7.970%	12/31/26	A1	1,529,863
4,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	4,157,260
2,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	2,082,958
500	BT Preferred Capital Trust II	7.875%	2/25/27	A2	522,259
5,000	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	5,071,585
18,600	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	18,818,197
4,990	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A-	5,926,513
5,050	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	A-	5,331,664
1,000	First Security Capital I	8.410%	12/15/26	Aa2	1,046,328
17,095	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	20,860,447
20,000	Mellon Capital Trust I, Series A	7.720%	12/01/26	A2	20,827,700
3,600	MUFG Capital Finance 2	4.850%	7/25/56	BBB	4,488,378
3,240	State Street Institutional Capital Trust, 144A	7.940%	12/30/26	A1	3,381,850
19,800	UBS Preferred Funding Trust I	8.622%	10/29/49	AA-	22,052,804

	Total Capital Markets				131,759,186

	Commercial Banks - 29.2%

19,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	18,907,622
37,250	Abbey National Capital Trust I	8.963%	6/30/50	A	49,372,117
7,100	AgFirst Farm Credit Bank	7.300%	12/15/53	N/R	7,253,949
6,500	Bank One Capital III	8.750%	9/01/30	A1	8,530,964
5,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	5,234,180
36,000	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	40,503,132
200	Barclays Bank PLC	6.278%	12/15/55	Aa3	191,000
24,400	BOI Capital Funding 3, 144A	6.107%	8/04/56	A2	23,854,684
2,000	Corestates Capital Trust I, 144A	8.000%	12/15/26	A1	2,084,450
3,700	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	4,014,045
1,500	First Empire Capital Trust I	8.234%	2/01/27	Baa1	1,570,863
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	1,591,161
32,010	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	32,104,494
6,500	HBOS PLC, Series 144A	6.413%	9/29/49	A1	6,293,658
2,400	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	2,726,114
6,250	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	9,211,050
32,000	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A2	35,810,752
8,000	KeyCorp Capital III	7.750%	7/15/29	A3	9,315,480
4,000	KeyCorp Capital VII	5.700%	6/15/35	A3	3,712,280
2,500	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	2,604,928
13,500	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	13,570,443
25,000	M&I Capital Trust A	7.650%	12/01/26	A2	25,967,200
14,000	Nordbanken AB, 144A	8.950%	11/29/49	A	15,350,552
2,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	2,092,740
8,000	North Fork Capital Trust II	8.000%	12/15/27	A3	8,495,272
2,000	Peoples Heritage Capital Trust I, Series B	9.060%	2/01/27	A3	2,109,436
290	PFCI Capital Corporation	7.750%	8/17/52	A-	7,692,500
33,085	PNC Institutional Capital Securities, 144A	7.950%	12/15/26	A-	34,509,508
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	1,950,710
12,100	RBS Capital Trust B	6.800%	12/31/49	A1	12,149,392
8,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	8,571,744
500	Republic New York Capital II, Capital Securities	7.530%	12/04/26	A1	519,941
17,500	Royal Bank of Scotland Group PLC	9.118%	3/31/49	A1	19,547,360
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Baa1	4,960,895
9,000	St. George Funding Company LLC, 144A	8.485%	12/31/47	A3	9,494,109
3,400	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A2	3,766,833
7,500	Union Planters Capital Trust A	8.200%	12/15/26	A2	7,817,715
-	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	26,550,000
26,500	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BBB	26,587,026
10,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	10,467,940

	Total Commercial Banks				507,058,239

	Consumer Finance - 0.3%

5,500	American Express Company	6.800%	9/01/66	A	5,817,108

	Diversified Financial Services - 3.7%

1,000	BNP Paribas Capital Trust, 144A	9.003%	12/29/49	A+	1,126,995
2,750	BNP Paribas Capital Trust	7.200%	12/31/49	A+	2,771,021
3,700	Fulton Capital Trust I	6.290%	2/01/36	A3	3,569,760
146	General Electric Capital Corporation	6.450%	6/15/46	AAA	3,732,236
22,085	JPM Capital Trust II	7.950%	2/01/27	A1	23,043,555
15,300	JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	A2	16,304,231
13,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	14,410,277

	Total Diversified Financial Services				64,958,075

	Diversified Telecommunication Services - 2.0%

30	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	35,108,906

	Household Durables - 0.2%

4,100	Stanley Works Capital Trust I	5.902%	12/01/45	Baa1	3,854,668

	Insurance - 11.1%

14,280	Ace Capital Trust II	9.700%	4/01/30	Baa1	19,101,842
28,000	American General Institutional Capital, 144A	8.125%	3/15/46	Aa3	35,204,624
9,600	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	9,987,830
1,400	Lincoln National Corporation, Capital Securities	7.000%	5/17/66	A-	1,468,939
2,000	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	BBB+	1,938,498
6,000	MIC Financing Trust I	8.375%	2/01/27	A+	6,034,062
12,000	Oil Insurance Limited, 144A	7.550%	12/30/49	Baa1	12,304,956
10,250	Prudential PLC	6.500%	6/29/49	A	10,004,256
51,700	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A+	54,634,388
40,500	Zurich Capital Trust I, 144A	8.376%	6/01/37	A-	42,625,359

	Total Insurance				193,304,754

	Oil, Gas & Consumable Fuels - 1.2%

3,680	KN Capital Trust I, Preferred Securities	8.560%	4/15/27	Baa3	3,704,292
10,750	KN Capital Trust III	7.630%	4/15/28	Baa3	10,092,573
7,355	Phillips 66 Capital Trust II	8.000%	1/15/37	A3	7,682,445

	Total Oil Gas, & Consumable Fuels				21,479,310

	Thrifts & Mortgage Finance - 2.7%

1,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	A+	992,539
5,595	Countrywide Capital Trust I	8.000%	12/15/26	BBB+	5,616,311
12,811	Countrywide Capital Trust III, Series B	8.050%	6/15/27	BBB+	14,572,269
11,825	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	12,610,346
13,000	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	13,626,275

	Total Thrifts & Mortgage Finance				47,417,740

	Total Capital Preferred Securities (cost $1,018,937,723)				1,010,757,986

Shares	Description (1)	Value

	Investment Companies - 2.3% (1.6% of Total Investments)

496,849	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	$10,269,869
238,883	Flaherty and Crumrine/Claymore Total Return Fund Inc.	4,827,825
542,319	John Hancock Preferred Income Fund III	11,708,667
200,849	Preferred and Corporate Strategies Fund Inc.	4,107,362
449,725	Preferred Income Strategies Fund Inc.	8,994,500

	Total Investment Companies (cost $37,800,131)	39,908,223

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 0.7% (0.5% of Total Investments)

$12,591	Repurchase Agreement with State Street Bank, dated 9/29/06, repurchase price $12,596,129, collateralized by $10,425,000 U.S. Treasury Bonds, 6.500%, due 11/15/26, value $12,848,813	4.800%	10/02/06	$12,591,093

	Total Short-Term Investments (cost $12,591,093)			12,591,093

	Total Investments (cost $2,439,466,130) – 142.3%			2,482,075,193

	Other Assets Less Liabilities – 3.6%			61,982,952

	Preferred Shares, at Liquidation Value – (45.9)%			(800,000,000)

	Net Assets Applicable to Common Shares – 100%			$1,744,058,145

Interest Rate Swaps outstanding at September 30, 2006:

				Fixed Rate	Floating Rate		Unrealized
	Notional	Rate Paid	Rate Received	Payment	Payment	Termination	Appreciation
Counterparty	Amount	by the Fund (4)	by the Fund (5)	Frequency	Frequency	Date	(Depreciation)

Citigroup Inc.	$200,000,000	3.375%	5.330%	Monthly	Monthly	11/06/07	$4,058,190
Citigroup Inc.	200,000,000	3.910%	5.330%	Monthly	Monthly	11/06/09	6,146,192
Citigroup Inc.	100,000,000	4.713%	5.330%	Monthly	Monthly	12/06/06	166,330

							$10,370,712

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

(4)	Represents the annualized fixed rate paid by the Fund.

(5)	Based on USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate).

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CBTCS	Corporate Backed Trust Certificates.

CORTS	Corporate Backed Trust Securities.

PCARS	Public Credit and Repackaged Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2006, the cost of investments was $2,448,021,423.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

Gross unrealized:
Appreciation	$74,533,531
Depreciation	(40,479,761)

Net unrealized appreciation (depreciation) of investments	$34,053,770

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Quality Preferred Income Fund 2

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date November 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2006

*	Print the name and title of each signing officer under his or her signature.